SCHEDULE OF INVESTMENTS (000)*

June 30, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.0%

Adecoagro S.A.	12,180	$103

Brazil — 1.5%

Banco do Brasil SA	134,800	859

JBS SA	154,400	934

Marfrig Global Foods S.A.	51,100	118

Petroleo Brasileiro SA, Class A ADR	65,101	692

SLC Agricola S.A.	14,850	126

Vale SA, Class B ADR	26,138	382

		3,111

Canada — 2.1%

Alimentation Couche-Tard Inc.	33,816	1,319

Canadian National Railway Co.	27,704	3,116

		4,435

China — 8.8%

360 DigiTech Inc. ADR	37,856	655

Alibaba Group Holding Ltd. ADR [1]	10,864	1,235

Anhui Conch Cement Co. Ltd., Class H	153,677	666

Baidu Inc. ADR [1]	1,681	250

Bank of China Ltd., Class H	1,804,000	720

Bank of Communications Co. Ltd., Class A	626,100	466

Chengxin Lithium Group Co. Ltd., Class A	24,600	223

China Construction Bank Corp., Class H	2,863,401	1,923

China Everbright Environment Group Ltd.	421,000	248

China Galaxy Securities Co. Ltd., Class H	400,000	231

China Lumena New Materials Corp. [1,2,3,4]	4,900	—

China Petroleum & Chemical Corp., Class H	1,250,000	563

China Railway Group Ltd., Class H	818,000	506

China Shenhua Energy Co. Ltd., Class H	235,500	675

CITIC Ltd.	411,000	416

COSCO SHIPPING Holdings Co. Ltd., Class H	478,950	669

Daqo New Energy Corp. ADR [1]	9,505	678

Dongfeng Motor Group Co. Ltd., Class H	366,000	278

FinVolution Group ADR	6,054	29

Ganfeng Lithium Co. Ltd., Class H	17,920	197

Guangzhou Automobile Group Co. Ltd., Class H	210,000	203

Industrial & Commercial Bank of China, Class H	1,215,000	721

JD.com Inc. ADR	7,636	491

Jiangxi Copper Co. Ltd., Class H	198,000	271

Lenovo Group Ltd.	382,000	357

NetEase Inc. ADR	2,234	209

PetroChina Co. Ltd., Class H	1,616,000	770

PICC Property & Casualty Co. Ltd., Class H	606,000	630

Pinduoduo Inc. ADR [1]	4,615	285

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
China — (continued)

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	84,439	$140

Sinopharm Group Co. Ltd., Class H	76,000	184

Tencent Holdings Ltd.	54,031	2,440

Tongwei Co. Ltd., Class A	65,093	584

WuXi AppTec Co. Ltd., Class H	7,800	104

Zhejiang Expressway Co. Ltd., Class H	270,000	249

		18,266

Columbia — 0.1%

Bancolombia S.A. ADR	4,615	142

France — 12.5%

Air Liquide SA	21,354	2,867

Alstom S.A.	142,733	3,229

Amundi S.A.	721	40

AXA SA	120,730	2,740

BNP Paribas SA	24,527	1,166

Carrefour SA	63,692	1,127

Danone SA	65,059	3,631

Pernod Ricard SA	9,146	1,680

Sanofi	37,935	3,830

TotalEnergies SE	45,450	2,399

Valeo	50,310	972

Vinci S.A.	25,095	2,234

		25,915

Germany — 5.5%

Bayer AG	37,336	2,219

Deutsche Telekom AG	82,541	1,639

RWE AG	75,881	2,790

SAP SE	45,196	4,117

Siemens AG	6,095	620

		11,385

India — 3.4%

Bank of Baroda [1]	185,951	230

Coal India Ltd.	134,444	316

GAIL India Ltd.	130,700	224

Hindalco Industries Ltd.	159,998	686

Hindustan Petroleum Corp. Ltd.	70,110	193

ICICI Bank Ltd. ADR	47,818	848

Infosys Ltd. ADR	58,252	1,078

Oil & Natural Gas Corp. Ltd.	378,624	726

REC Ltd.	187,536	294

Shriram Transport Finance Co. Ltd.	15,332	249

State Bank of India	114,259	674

Sun Pharmaceutical Industries Ltd.	51,113	537

Tata Steel Ltd.	64,023	703

UPL Ltd.	23,539	188

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
India — (continued)

Vedanta Ltd.	51,561	$146

		7,092

Indonesia — 0.6%

Adaro Energy Indonesia Tbk PT	847,800	163

Bank Mandiri Persero Tbk PT	436,400	232

Indo Tambangraya Megah Tbk PT	54,900	113

Indofood Sukses Makmur Tbk PT	252,300	119

Kalbe Farma Tbk PT	950,700	106

Telkom Indonesia Persero Tbk PT	1,186,800	319

United Tractors Tbk PT	61,700	118

Vale Indonesia Tbk PT [1]	214,200	81

		1,251

Ireland — 1.2%

Ryanair Holdings PLC ADR [1]	36,130	2,430

Italy — 4.8%

Enel SpA	822,262	4,498

UniCredit SpA	570,683	5,421

		9,919

Japan — 5.7%

FANUC Corp.	27,300	4,274

Murata Manufacturing Co. Ltd.	42,900	2,339

Sumitomo Mitsui Financial Group Inc.	59,800	1,777

Takeda Pharmaceutical Co. Ltd.	120,700	3,396

		11,786

Malaysia — 0.2%

Kuala Lumpur Kepong Bhd	32,700	163

Sime Darby Plantation Bhd	162,900	160

		323

Mexico — 0.4%

Alfa SAB de CV, Class A	223,300	159

Arca Continental SAB de CV	41,200	272

Grupo Mexico SAB de CV, Class B	96,826	403

		834

Netherlands — 3.5%

Akzo Nobel NV	37,794	2,480

ING Groep NV	261,515	2,584

Koninklijke Philips NV	100,492	2,165

		7,229

Qatar — 0.3%

Commercial Bank PQSC	114,235	214

Industries Qatar QSC	76,482	335

Qatar Islamic Bank SAQ	7,655	47

		596

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Russia — 0.0%

Gazprom PJSC ADR [2,3,4]	165,932	$—

LUKOIL PJSC ADR [2,3,4]	11,378	—

Sberbank of Russia PJSC ADR [2,3,4]	31,284	—

		—

Saudi Arabia — 1.1%

Arabian Internet & Communications Services Co.	3,964	209

Etihad Etisalat Co.	10,991	103

Riyad Bank	32,870	281

SABIC Agri-Nutrients Co.	8,437	310

Sahara International Petrochemical Co.	23,924	320

Saudi Arabian Mining Co. [1]	21,943	292

Saudi Arabian Oil Co.	44,939	465

Saudi Electricity Co.	33,065	213

Saudi Tadawul Group Holding Co.	2,055	103

		2,296

South Africa — 0.9%

Absa Group Ltd.	39,812	378

African Rainbow Minerals Ltd.	29,914	393

Kumba Iron Ore Ltd.	2,703	88

MTN Group Ltd.	10,704	87

Sasol Ltd. [1]	18,911	432

Sibanye Stillwater Ltd.	166,820	417

		1,795

South Korea — 4.1%

DB Insurance Co. Ltd.	3,088	146

DL E&C Co. Ltd.	4,504	144

Hana Financial Group Inc.	20,105	609

Hanwha Corp.	9,327	186

Hyosung TNC Corp.	771	203

Hyundai Marine & Fire Insurance Co. Ltd.	6,706	160

KB Financial Group Inc.	18,870	700

Kia Corp.	15,665	933

LG Corp.	5,938	356

LG Electronics Inc.	4,520	307

LG Innotek Co. Ltd.	1,072	283

LX INTERNATIONAL CORP	9,910	248

LX Semicon Co. Ltd.	1,168	86

Mirae Asset Securities Co. Ltd.	17,935	92

POSCO Holdings Inc.	2,976	528

Samsung Electro-Mechanics Co. Ltd.	1,570	158

Samsung Electronics Co. Ltd.	64,640	2,838

Samsung Securities Co. Ltd.	3,702	95

S-Oil Corp.	1,951	156

Woori Financial Group Inc.	13,688	128

Youngone Corp.	3,241	96

		8,452

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Spain — 6.4%

Aena SME S.A. [1]	19,046	$2,420

Amadeus IT Group S.A. [1]	81,592	4,546

Banco Bilbao Vizcaya Argentaria S.A.	238,944	1,084

CaixaBank SA	331,339	1,152

Iberdrola S.A.	153,558	1,593

Industria de Diseno Textil S.A.	104,501	2,364

		13,159

Sweden — 1.1%

Swedbank AB	178,068	2,251

Switzerland — 6.1%

Cie Financiere Richemont SA, Class A	6,169	657

Credit Suisse Group AG	200,729	1,139

Novartis AG	53,691	4,547

Roche Holding AG	11,693	3,902

Zurich Insurance Group AG	5,640	2,453

		12,698

Taiwan — 4.4%

Asustek Computer Inc.	18,000	188

ChipMOS Technologies Inc.	72,000	89

CTBC Financial Holding Co. Ltd.	369,000	312

Evergreen Marine Corp. Taiwan Ltd.	59,000	168

Fubon Financial Holding Co. Ltd.	214,383	431

Gigabyte Technology Co. Ltd.	81,000	242

Hon Hai Precision Industry Co. Ltd.	326,292	1,196

King Yuan Electronics Co. Ltd.	77,000	104

Lite-On Technology Corp.	129,896	253

MediaTek Inc.	42,000	920

Realtek Semiconductor Corp.	7,000	85

Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	96

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45,048	3,683

Unimicron Technology Corp.	58,000	309

United Microelectronics Corp.	386,000	508

Yang Ming Marine Transport Corp.	196,000	542

		9,126

Thailand — 0.9%

Bangkok Chain Hospital PCL	363,500	192

Kasikornbank PCL	52,600	224

Kiatnakin Phatra Bank PCL	105,100	185

Krung Thai Bank PCL	614,100	269

PTT Exploration & Production PCL	87,200	394

PTT PCL	287,300	276

Sri Trang Agro-Industry PCL	108,800	65

Thai Union Group PCL, Class F	203,000	98

Tisco Financial Group PCL	49,100	123

		1,826

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Turkey — 0.2%

KOC Holding AS	56,939	$125

Turk Hava Yollari AO [1]	80,322	225

		350

United Arab Emirates — 0.6%

Abu Dhabi Commercial Bank PJSC	176,760	426

Aldar Properties PJSC	85,981	104

Dubai Islamic Bank PJSC	270,796	425

Fertiglobe PLC	151,901	199

		1,154

United Kingdom — 20.9%

AstraZeneca PLC	26,889	3,535

Balfour Beatty PLC	152,256	471

Barclays PLC	1,556,891	2,902

BP PLC	423,405	2,001

British American Tobacco PLC	53,353	2,286

Compass Group PLC	162,524	3,324

GSK PLC	93,686	2,014

Prudential PLC	401,059	4,960

Reckitt Benckiser Group PLC	57,271	4,302

RELX PLC (EUR)	69,815	1,889

RELX PLC (GBP)	66,612	1,805

Rolls-Royce Holdings PLC [1]	6,003,276	6,062

Shell PLC	66,412	1,729

Unilever PLC	92,528	4,191

WH Smith PLC [1]	103,375	1,769

		43,240

Total Common Stock

(Cost $233,397) — 97.3%		201,164

PREFERENCE STOCK

Brazil — 0.0%

Cia Brasileira de Distribuicao ‡	26,800	83

Total Preference Stock

(Cost $112) — 0.0%		83

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.359% **	1,875,528	$1,876

Total Short-Term Investment

(Cost $1,876) — 0.9%		1,876

Total Investments — 98.2%

(Cost $235,385)		203,123

Other Assets in Excess of Liabilities — 1.8%		3,635

Net Assets — 100.0%		$206,758

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
‡	There is currently no rate available.

1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Security considered illiquid. The total market value of this security as of June 30, 2022 was $— (000) and represented 0.0% of net assets.
4

Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of this security as of June 30, 2022 was $— (000) and represented 0.0% of net assets.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3 †	Total
Common Stock
Argentina	$103	$—	$—	$103
Brazil	3,111	—	—	3,111
Canada	4,435	—	—	4,435
China	16,993	1,273	—^	18,266
Columbia	142	—	—	142
France	25,915	—	—	25,915
Germany	11,385	—	—	11,385
India	7,092	—	—	7,092
Indonesia	1,251	—	—	1,251
Ireland	2,430	—	—	2,430
Italy	9,919	—	—	9,919
Japan	11,786	—	—	11,786
Malaysia	323	—	—	323
Mexico	834	—	—	834
Netherlands	7,229	—	—	7,229
Qatar	596	—	—	596
Russia	—	—	—^	—
Saudi Arabia	2,296	—	—	2,296
South Africa	1,795	—	—	1,795
South Korea	8,452	—	—	8,452
Spain	13,159	—	—	13,159
Sweden	2,251	—	—	2,251
Switzerland	12,698	—	—	12,698
Taiwan	9,126	—	—	9,126
Thailand	—	1,826	—	1,826
Turkey	350	—	—	350
United Arab Emirates	1,154	—	—	1,154
United Kingdom	43,240	—	—	43,240

Total Common Stock	198,065	3,099	—	201,164

Preference Stock	83	—	—	83

Short-Term Investment	1,876	—	—	1,876

Total Investments in Securities	$200,024	$3,099	$—	$203,123

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2600